Leases: - Rent (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Hman Group holdings Inc and subsidiaries
Rent expense	$ 6,284	$ 5,448	$ 22,491	$ 24,774	$ 19,281